Members of the Management Board - Schedule of Management Board Members (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Professor Hermann Lübbert [Member]
Statement Line Items [Line Items]
Non-performance-based salary component	€ 366	€ 363	€ 370
Performance-based salary component	€ 76	€ 72	€ 35
Stock options	236,850	196,850	151,850
Fair value when granted	€ 299	€ 227	€ 167
Thereof granted	70,000	80,000	0
Thomas Schaffer [Member]
Statement Line Items [Line Items]
Non-performance-based salary component	€ 241	€ 213	€ 203
Performance-based salary component	€ 67	€ 63	€ 28
Stock options	125,000	85,000	35,000
Fair value when granted	€ 145	€ 83	€ 33
Thereof granted	40,000	50,000	0
Christoph Dünwald [Member]
Statement Line Items [Line Items]
Non-performance-based salary component	€ 242	€ 236	€ 29
Performance-based salary component	€ 48	€ 6	€ 0
Stock options	90,000	50,000	0
Fair value when granted	€ 112	€ 50	€ 0
Thereof granted	40,000	50,000	0